Document and Entity Information	6 Months Ended
Dec. 31, 2012
Document and Entity Information
Entity Registrant Name	LIBERTY SILVER CORP
Document Type	S-1
Document Period End Date	Dec. 31, 2012
Amendment Flag	false
Entity Central Index Key	0001407583
Current Fiscal Year End Date	--06-30
Entity Filer Category	Smaller Reporting Company
Entity Current Reporting Status	No
Entity Voluntary Filers	No
Entity Well-known Seasoned Issuer	No
Document Fiscal Year Focus	2013
Document Fiscal Period Focus	FY